RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Aggregated revenue	$ 445,538	$ 11,548	$ 106,868
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	113,942	22,884	44,117
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	37,211	2,654	5,222
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 151,153	$ 25,538	$ 49,339